PITCAIRN FUNDS

                                 SMALL CAP FUND

                         (FORMERLY SMALL CAP CORE FUND)
                        (ORIGINALLY SMALL CAP VALUE FUND)

             SUPPLEMENT DATED NOVEMBER 1, 2002 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2002


This Supplement will notify you of the completion of the reorganization of the Small Cap Fund with and into the Small Cap Core Fund, as described in the Supplement dated July 25, 2002. The reorganization was effective the night of October 31, 2002, and the Small Cap Core Fund has changed its name to the Small Cap Fund.